Cash and Cash Equivalents	12 Months Ended
Dec. 31, 2017
Cash and Cash Equivalents [Abstract]
Cash and Cash Equivalents
Note 5 -	Cash and Cash Equivalents
As of December 31, 2016, and December 31, 2017, cash and cash equivalents include mainly bank deposits with a maturity of up to 90 days.